Current and non-current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Current and non-current inventories
Raw and auxiliary materials and consumables	€ 1,228	€ 1,001
Consumables for infrastructure and facility maintenance of perforation activities	1,515	1,611
Finished products and goods	4,962	3,452
Other	4	8
Current inventories	€ 7,709	€ 6,072